Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 3,392	$ 3,295
Carrying value	3,157	3,032
Related allowance for credit losses	834	734
Average gross impaired loans	3,431	3,229
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	885	788
Carrying value	825	724
Related allowance for credit losses	67	53
Average gross impaired loans	781	698
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,068	1,159
Carrying value	988	1,037
Related allowance for credit losses	186	173
Average gross impaired loans	1,067	1,160
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	305	478
Carrying value	305	478
Related allowance for credit losses	204	322
Average gross impaired loans	446	465
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,134	870
Carrying value	1,039	793
Related allowance for credit losses	377	186
Average gross impaired loans	$ 1,137	$ 906